Note 1 - Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Number of Branches	16
Servicing Asset at Fair Value, Amount, Ending Balance	$ 105,900,000	$ 92,300,000
Goodwill, Impairment Loss	0	0
Mortgage Loans in Process of Foreclosure, Amount	$ 1,000,000.0	$ 734,000
Treasury Stock, Shares, Ending Balance (in shares) | shares	1,441,811	929,362
Treasury Stock, Shares, Acquired (in shares) | shares	512,449	58,200
Core Deposits [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	20 years
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	40 years